T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund
September 30, 2024 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.4%
COMMUNICATION SERVICES  3.3%
Diversified Telecommunication Services  0.9%
AT&T  6,624 145
Verizon Communications  4,493 202
347
Media  1.3%
Comcast, Class A  7,869 329
Fox, Class B  2,671 104
Nexstar Media Group  528 87
520
Wireless Telecommunication Services  1.1%
T-Mobile U.S.  2,201 454
454
Total Communication Services 1,321
CONSUMER DISCRETIONARY  5.3%
Hotels, Restaurants & Leisure  1.2%
Las Vegas Sands  6,511 328
Travel + Leisure  3,601 166
494
Household Durables  1.1%
Lennar, Class A  1,124 211
PulteGroup  1,589 228
439
Specialty Retail  3.0%
Bath & Body Works  9,406 300
Home Depot  850 344
Lowe's  2,077 563
1,207
Total Consumer Discretionary 2,140
CONSUMER STAPLES  9.4%
Beverages  0.5%
Molson Coors Beverage, Class B  3,402 196
196
Consumer Staples Distribution & Retail  1.7%
Target  2,334 364
Walmart  3,785 305
669

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Food Products  1.4%
Archer-Daniels-Midland  2,964 177
Bunge Global  1,760 170
Pilgrim's Pride (1)(2) 4,741 218
565
Household Products  2.9%
Colgate-Palmolive  1,903 198
Kimberly-Clark  3,692 525
Procter & Gamble  2,558 443
1,166
Personal Care Products  1.1%
Kenvue  20,031 463
463
Tobacco  1.8%
Altria Group  2,346 120
Philip Morris International  4,853 589
709
Total Consumer Staples 3,768
ENERGY  7.3%
Energy Equipment & Services  1.0%
Baker Hughes  4,376 158
TechnipFMC  9,746 256
414
Oil, Gas & Consumable Fuels  6.3%
BP, ADR  7,624 239
Chesapeake Energy  1,171 96
Chevron  1,298 191
ConocoPhillips  3,296 347
Devon Energy  4,188 164
Exxon Mobil  4,660 546
Kinder Morgan  11,923 263
Marathon Petroleum  936 153
Suncor Energy  7,406 274
TotalEnergies, ADR  4,003 259
2,532
Total Energy 2,946
FINANCIALS  19.7%
Banks  7.9%
Bank of America  18,654 740
Citigroup  8,901 557

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Credicorp  853 154
Huntington Bancshares  14,511 213
JPMorgan Chase  3,664 773
KeyCorp  10,561 177
Webster Financial  2,359 110
Wells Fargo  7,948 449
3,173
Capital Markets  1.6%
Affiliated Managers Group  631 112
Bank of New York Mellon  6,152 442
Morgan Stanley  1,052 110
664
Consumer Finance  0.7%
Ally Financial  1,975 70
Capital One Financial  399 60
OneMain Holdings  3,718 175
305
Financial Services  4.9%
Berkshire Hathaway, Class B (2) 872 401
Corebridge Financial  10,555 308
Corpay (2) 758 237
Equitable Holdings  8,052 339
Fidelity National Information Services  2,034 170
Fiserv (2) 1,443 259
Global Payments  2,715 278
1,992
Insurance  4.6%
Chubb  1,615 466
Everest Group  499 195
Hartford Financial Services Group  4,038 475
MetLife  4,228 349
RenaissanceRe Holdings  1,419 386
1,871
Total Financials 8,005
HEALTH CARE  17.8%
Biotechnology  1.7%
AbbVie  2,027 400
Gilead Sciences  3,311 278
678
Health Care Equipment & Supplies  4.1%
Baxter International  4,727 179

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Becton Dickinson & Company  1,595 385
Hologic (2) 4,364 356
Medtronic  5,980 538
Zimmer Biomet Holdings  1,732 187
1,645
Health Care Providers & Services  6.7%
Cardinal Health  3,077 340
Cencora  977 220
Centene (2) 2,259 170
Cigna Group  1,338 464
Elevance Health  808 420
McKesson  527 261
Tenet Healthcare (2) 2,457 408
UnitedHealth Group  720 421
2,704
Life Sciences Tools & Services  1.4%
ICON (2) 286 82
Thermo Fisher Scientific  777 481
563
Pharmaceuticals  3.9%
Bristol-Myers Squibb  6,072 314
Johnson & Johnson  2,691 436
Merck  825 94
Sanofi, ADR  5,249 302
Viatris  37,632 437
1,583
Total Health Care 7,173
INDUSTRIALS & BUSINESS SERVICES  12.9%
Aerospace & Defense  0.7%
Textron  3,024 268
268
Air Freight & Logistics  2.0%
FedEx  1,618 443
United Parcel Service, Class B  2,558 349
792
Building Products  1.3%
Builders FirstSource (2) 995 193
Masco  2,378 200
Owens Corning  669 118
511

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Ground Transportation  1.8%
Canadian National Railway  1,676 196
CSX  15,118 522
718
Industrial Conglomerates  2.0%
3M  2,904 397
Honeywell International  565 117
Siemens, ADR  3,080 311
825
Machinery  2.5%
Allison Transmission Holdings  1,435 138
Cummins  997 323
Dover  909 174
Stanley Black & Decker  3,279 361
996
Professional Services  2.6%
Leidos Holdings  2,826 461
ManpowerGroup  1,827 134
SS&C Technologies Holdings  5,954 442
1,037
Total Industrials & Business Services 5,147
INFORMATION TECHNOLOGY  8.2%
Communications Equipment  0.3%
Cisco Systems  2,485 132
132
Electronic Equipment, Instruments & Components  1.4%
Flex (2) 3,589 120
Jabil  1,127 135
TD SYNNEX  944 113
TE Connectivity  1,345 203
571
IT Services  1.4%
Accenture, Class A  303 107
Cognizant Technology Solutions, Class A  1,923 149
GoDaddy, Class A (2) 2,024 317
573
Semiconductors & Semiconductor Equipment  2.9%
Analog Devices  1,323 305
Applied Materials  641 130
Lam Research  276 225

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
NXP Semiconductors  702 168
QUALCOMM  1,996 339
1,167
Software  2.2%
Adobe (2) 153 79
DocuSign (2) 4,838 301
Gen Digital  7,213 198
Salesforce  1,184 324
902
Total Information Technology 3,345
MATERIALS  4.2%
Chemicals  1.5%
CF Industries Holdings  2,209 190
Nutrien  2,904 140
RPM International  2,235 270
600
Containers & Packaging  0.9%
Berry Global Group  1,591 108
International Paper  5,397 264
372
Metals & Mining  1.8%
Nucor  1,596 240
Reliance  534 154
Steel Dynamics  2,687 339
733
Total Materials 1,705
REAL ESTATE  4.2%
Health Care Real Estate Investment Trusts  0.5%
Ventas, REIT  3,338 214
214
Hotel & Resort Real Estate Investment Trusts  0.2%
Host Hotels & Resorts, REIT  5,029 89
89
Industrial Real Estate Investment Trusts  0.6%
Prologis, REIT  1,896 239
239
Office Real Estate Investment Trusts  0.9%
BXP, REIT  1,960 158

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Vornado Realty Trust, REIT  4,779 188
346
Residential Real Estate Investment Trusts  0.6%
AvalonBay Communities, REIT  549 124
Essex Property Trust, REIT  346 102
226
Specialized Real Estate Investment Trusts  1.4%
Gaming & Leisure Properties, REIT  2,060 106
Lamar Advertising, Class A, REIT  2,481 331
VICI Properties, REIT  4,202 140
577
Total Real Estate 1,691
UTILITIES  6.1%
Electric Utilities  4.1%
Entergy  2,346 309
Evergy  4,479 278
Exelon  3,385 137
FirstEnergy  3,921 174
PG&E  13,972 276
Xcel Energy  7,162 468
1,642
Independent Power & Renewable Electricity
Producers  0.4%
Vistra  1,526 181
181
Multi-Utilities  1.6%
Ameren  3,048 267
Dominion Energy  3,112 180
NiSource  6,077 210
657
Total Utilities 2,480
Total Common Stocks (Cost $31,528) 39,721
EQUITY MUTUAL FUNDS  0.9%
iShares Russell 1000 Value ETF (1) 1,826 347
Total Equity Mutual Funds (Cost $334) 347

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  0.2%
Money Market Funds  0.2%
T. Rowe Price Government Reserve Fund, 4.97% (3)(4) 89,467 89
Total Short-Term Investments (Cost $89) 89
SECURITIES LENDING COLLATERAL  0.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 4.97% (3)(4) 357,235 357
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 357
Total Securities Lending Collateral (Cost $357) 357
Total Investments in Securities  100.4%
(Cost $32,308) $ 40,514
Other Assets Less Liabilities (0.4)% (161)
Net Assets 100.0% $ 40,353
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) All or a portion of this security is on loan at September 30, 2024.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
ETF Exchange-Traded Fund
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.97% $ — $ — $ 7++
Totals $ —# $ — $ 7+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Government
Reserve Fund, 4.97% $ 251  ¤  ¤ $ 446
Total $ 446^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $7 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $446.

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund
Unaudited
Notes to Portfolio of Investments
10
T. Rowe Price Integrated U.S. Large-Cap Value Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Integrated U.S. Large-Cap Value Equity Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On September 30, 2024, all of the fund’s financial
instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F201-054Q3 09/24